Note 7 - Accrued Interest Receivable - Summary of Accrued Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued interest receivable	$ 2,132	$ 3,102
Securities Available for Sale [Member]
Accrued interest receivable	395	392
Loans Receivable [Member]
Accrued interest receivable	$ 1,737	$ 2,710